UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 N. Water Street, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Nicole J. Best, Treasurer and Principal Accounting Officer; Heartland Group, Inc.

789 N. Water Street, Milwaukee, WI 53202

(Name and address of agent for service)

Conrad Goodkind; Quarles & Brady LLP, 411 East Wisconsin Avenue, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1.	Schedule of Investments.

Select Value Fund - Schedule of Investments	September 30, 2005 (Unaudited)

COMMON STOCKS (93.9%)	Shares	Value
Aerospace & Defense (4.0%)
Goodrich Corp.	76,200	$3,378,708
Triumph Group, Inc. (a)	60,000	2,230,200

		5,608,908
Air Freight & Logistics (2.0%)
Ryder System, Inc.	80,000	2,737,600
Airlines (1.9%)
Southwest Airlines Co.	175,000	2,598,750
Auto Components (1.9%)
BorgWarner, Inc.	46,000	2,597,160
Building Products (1.8%)
ElkCorp	71,400	2,553,978
Chemicals (3.4%)
Agrium, Inc. (CAD)(b)	125,000	2,751,248
RPM International, Inc.	110,200	2,027,680

		4,778,928
Commercial Banks (5.6%)
Marshall & Ilsley Corp.	65,000	2,828,150
SunTrust Banks, Inc.	40,000	2,778,000
Huntington Bancshares, Inc.	100,000	2,247,000

		7,853,150
Communications Equipment (2.4%)
Motorola, Inc.	154,100	3,404,069
Computers & Peripherals (4.0%)
Hewlett-Packard Co.	125,000	3,650,000
Seagate Technology	120,000	1,902,000

		5,552,000
Construction & Engineering (1.9%)
Washington Group International, Inc. (a)	50,000	2,694,500
Containers & Packaging (1.7%)
Smurfit-Stone Container Corp. (a)	225,000	2,331,000
Diversified Telecommunication Services (4.0%)
SBC Communications, Inc.	120,000	2,876,400
Telefonos de Mexico SA de CV (ADR)	125,000	2,658,750

		5,535,150
Electric Utilities (2.2%)
Allegheny Energy, Inc. (a)	100,000	3,072,000
Electronic Equipment & Instruments (1.7%)
Avnet, Inc. (a)	100,000	2,445,000
Energy Equipment & Services (4.2%)
Tidewater, Inc.	61,300	2,983,471
Patterson-UTI Energy, Inc.	80,000	2,886,400

		5,869,871
Food Products (5.3%)
Chiquita Brands International, Inc.	105,000	2,934,750
Dean Foods Co. (a)	60,000	2,331,600
Tyson Foods, Inc. (Class A)	120,000	2,166,000

		7,432,350

Health Care Providers & Services (2.1%)
HCA, Inc.	60,000	2,875,200
Hotels, Restaurants & Leisure (1.7%)
Ruby Tuesday, Inc.	110,000	2,393,600
Independent Power Producers & Energy Traders (2.4%)
NRG Energy, Inc. (a)	80,000	3,408,000
Industrial Conglomerates (1.8%)
Carlisle Cos., Inc.	40,000	2,542,800
Insurance (6.6%)
UnumProvident Corp.	150,000	3,075,000
Jefferson-Pilot Corp.	60,000	3,070,200
The Allstate Corp.	55,000	3,040,950

		9,186,150
Machinery (1.8%)
Wabash National Corp.	125,000	2,457,500
Metals & Mining (3.0%)
Oregon Steel Mills, Inc. (a)	150,000	4,185,000
Multi-Utilities (1.2%)
Wisconsin Energy Corp.	42,000	1,676,640
Multiline Retail (1.5%)
Dollar Tree Stores, Inc. (a)	100,000	2,165,000
Oil, Gas & Consumable Fuels (5.3%)
ConocoPhillips Co.	56,000	3,914,960
Anadarko Petroleum Corp.	35,700	3,418,275

		7,333,235
Paper & Forest Products (2.0%)
P.H. Glatfelter Co.	200,000	2,818,000
Pharmaceuticals (4.2%)
Pfizer, Inc.	120,000	2,996,400
Biovail Corp. (CAD)(a)(b)	125,000	2,915,806

		5,912,206
Road & Rail (2.6%)
Union Pacific Corp.	50,000	3,585,000
Semiconductors (4.6%)
MEMC Electronic Materials, Inc. (a)	175,000	3,988,250
Applied Materials, Inc.	140,000	2,374,400

		6,362,650
Specialty Retail (1.8%)
United Auto Group, Inc.	75,000	2,478,000
Thrifts & Mortgage Finance (3.3%)
Washington Mutual, Inc.	60,000	2,353,200
MGIC Investment Corp.	35,000	2,247,000

		4,600,200

TOTAL COMMON STOCKS (Cost $101,877,207)		$131,043,595

SHORT-TERM INVESTMENTS (5.3%)	Par Amount	Value
U.S. GOVERNMENT AND AGENCY SECURITIES (2.5%)
U.S. Treasury Bills, 10/20/05	$3,500,000	$3,494,284
TIME DEPOSITS (2.8%) (+)
Brown Brothers Harriman, 3.31%	3,879,527	3,879,527

TOTAL SHORT-TERM INVESTMENTS (Cost $7,374,097)		$7,373,811

TOTAL INVESTMENTS (Cost $109,251,304) (99.2%)		$138,417,406
Other assets and liabilities, net (0.8%)		1,089,448

TOTAL NET ASSETS (100.0%)		$139,506,854

(a)	Non-income producing security.

(b)	Foreign-denominated security.

(+)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2005.

ADR – American Depositary Receipt.

CAD – Canadian issuer.

Effective as of March 31, 2005, industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International. Prior to that time, Heartland Advisors, Inc. utilized other sources to determine industry and sector classifications.

The accompanying Notes to Schedules of Investments are an integral part of this Schedule.

Value Plus Fund - Schedule of Investments	September 30, 2005 (Unaudited)

COMMON STOCKS (92.2%)	Shares	Value
Aerospace & Defense (1.1%)
Cubic Corp.	200,000	$3,424,000
Auto Components (2.0%)
Standard Motor Products, Inc.	550,000	4,460,500
Quantum Fuel Systems Technology Worldwide, Inc. (a)	400,000	1,640,000

		6,100,500
Biotechnology (0.6%)
GTC Biotherapeutics, Inc. (a)	1,303,122	1,811,340
Building Products (2.9%)
Apogee Enterprises, Inc.	504,300	8,623,530
Chemicals (4.5%)
Lubrizol Corp.	190,000	8,232,700
Agrium, Inc. (CAD)(b)	240,000	5,282,395

		13,515,095
Commercial Banks (1.1%)
Chittenden Corp.	125,000	3,313,750
Computers & Peripherals (3.1%)
Imation Corp.	220,000	9,431,400
Electronic Equipment & Instruments (3.1%)
Nam Tai Electronics, Inc. (ADR)	370,000	9,409,100
Energy Equipment & Services (9.5%)
TODCO (Class A)	240,000	10,010,400
Tidewater, Inc.	200,000	9,734,000
Helmerich & Payne, Inc.	145,000	8,756,550

		28,500,950
Food Products (1.5%)
B & G Foods, Inc.	350,000	4,427,500
Gas Utilities (3.1%)
NICOR, Inc.	225,000	9,456,750
Health Care Equipment & Supplies (1.6%)
Orthovita, Inc. (a)	1,128,572	4,830,288
Hotels, Restaurants & Leisure (1.5%)
Bob Evans Farms, Inc.	200,000	4,542,000
Insurance (3.7%)
UnumProvident Corp.	540,000	11,070,000
Internet Software & Services (0.4%)
Zix Corp. (a)(c)(d)(f)	360,000	612,000
Zix Corp. (a)(c)(d)(e)(f)	240,000	600,000

		1,212,000
IT Services (2.9%)
Perot Systems Corp. (Class A)(a)	525,000	7,428,750
StarTek, Inc.	94,000	1,240,800

		8,669,550
Leisure Equipment & Products (3.2%)
Oakley, Inc.	550,000	9,537,000

Machinery (6.5%)
Federal Signal Corp.	575,000	9,826,750
Barnes Group, Inc.	270,000	9,682,200

		19,508,950
Metals & Mining (1.6%)
Gerdau Ameristeel Corp.	900,000	4,680,000
Oil, Gas & Consumable Fuels (3.6%)
Callon Petroleum Co. (a)	375,000	7,848,750
Brigham Exploration Co. (a)	225,000	2,891,250

		10,740,000
Paper & Forest Products (2.3%)
Wausau-Mosinee Paper Corp.	550,000	6,880,500
Personal Products (2.5%)
Nu Skin Enterprises, Inc. (Class A)	400,000	7,620,000
Pharmaceuticals (5.1%)
Biovail Corp. (CAD)(a)(b)	550,000	12,829,548
Par Pharmaceutical Cos., Inc. (a)	100,000	2,662,000

		15,491,548
Real Estate (1.5%)
Government Properties Trust, Inc.	475,000	4,655,000
Road & Rail (3.8%)
Swift Transportation Co., Inc. (a)	350,000	6,195,000
Covenant Transport, Inc. (Class A) (a)	442,981	5,360,070

		11,555,070
Software (10.1%)
Novell, Inc. (a)	1,500,000	11,175,000
Parametric Technology Corp. (a)	1,000,000	6,970,000
Mentor Graphics Corp. (a)	750,000	6,450,000
Borland Software Corp. (a)	1,000,000	5,820,000

		30,415,000
Specialty Retail (5.0%)
The Pep Boys - Manny, Moe & Jack	600,000	8,304,000
Casual Male Retail Group, Inc. (a)	1,000,000	6,880,000

		15,184,000
Textiles, Apparel & Luxury Goods (2.8%)
Stride Rite Corp.	650,000	8,333,000
Thrifts & Mortgage Finance (1.6%)
Provident Financial Services, Inc.	275,000	4,840,000

TOTAL COMMON STOCKS (Cost $237,507,733)		$277,777,821

WARRANTS (0.7%)	Shares	Value
Biotechnology (0.7%)
StemCells, Inc. (a)(c)(d)	575,658	$2,083,882
Internet Software & Services (0.0%)
Zix Corp. (a)(c)(d)(f)	118,800	—
Zix Corp. (a)(c)(d)(e)(f)	79,200	—

TOTAL WARRANTS (Cost $0)		$2,083,882

SHORT-TERM INVESTMENTS (5.2%)	Par Amount	Value

U.S. GOVERNMENT AND AGENCY SECURITIES (2.2%)
U.S. Treasury Bills, 10/20/05 (g)	$6,500,000	$6,489,383
TIME DEPOSITS (3.0%) (+)
Brown Brothers Harriman, 3.31%	9,034,650	9,034,650

TOTAL SHORT-TERM INVESTMENTS (Cost $15,524,564)		$15,524,033

TOTAL INVESTMENTS (Cost $253,032,297) (98.1%)		$295,385,736
Other assets and liabilities, net (1.9%)		5,753,554

TOTAL NET ASSETS (100.0%)		$301,139,290

(a)	Non-income producing security.

(b)	Foreign-denominated security.

(c)	Illiquid security, pursuant to the guidelines established by the Board of Directors. See Note 2(g) in Notes to Schedule of Investments.

(d)	Valued at fair value using methods determined by the Board of Directors. See Note 2(a) in Notes to Schedules of Investments.

(e)	Security purchased on a when-issued basis. See Note 2(j) in Notes to Schedules of Investments. At September 30, 2005, the cost of the common stocks and warrants purchased on a when-issued basis was $600,000 and $0, respectively.

(f)	Restricted Security. See Note 2(h) in Notes to Schedules of Investments.

(g)	Segregated as collateral.

(+)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2005.

ADR – American Depositary Receipt.

CAD – Canadian issuer.

Effective as of March 31, 2005, industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International. Prior to that time, Heartland Advisors, Inc. utilized other sources to determine industry and sector classifications.

The accompanying Notes to Schedules of Investments are an integral part of this Schedule.

Value Fund - Schedule of Investments	September 30, 2005 (Unaudited)

COMMON STOCKS (93.4%)	Shares	Value
Aerospace & Defense (1.1%)
AAR Corp. (a)	500,000	$8,590,000
Ducommun, Inc. (a)	271,700	5,977,400
Allied Defense Group, Inc. (a)(b)	149,000	3,359,950

		17,927,350
Air Freight & Logistics (0.3%)
AirNet Systems, Inc. (a)(b)	1,000,000	4,750,000
Airlines (1.3%)
Mesa Air Group, Inc. (a)	1,000,000	8,250,000
Continental Airlines, Inc. (Class B)(a)	774,600	7,482,636
Midwest Air Group, Inc. (a)(b)	1,415,500	3,015,015
MAIR Holdings, Inc. (a)	500,000	2,915,000

		21,662,651
Auto Components (0.6%)
Superior Industries International, Inc.	200,000	4,303,999
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	911,799	3,738,376
Hy-Drive Technologies, Ltd. (CAD)(a)(c)(d)(e)(f)	2,325,391	1,104,471
Hy-Drive Technologies, Ltd. (CAD)(a)(c)	164,500	97,664

		9,244,510
Biotechnology (5.9%)
Discovery Laboratories, Inc. (a)(b)	3,000,000	19,350,000
Sirna Therapeutics, Inc. (a)(d)(e)(f)	4,000,000	14,960,000
Kendle International, Inc. (a)(b)	450,000	12,663,000
OrthoLogic Corp. (a)(b)	3,100,000	11,873,000
Genitope Corp. (a)(b)	1,175,000	8,154,500
Isolagen, Inc. (a)(b)	3,000,000	4,950,000
Keryx Biopharmaceuticals, Inc. (a)	285,000	4,491,600
Sirna Therapeutics, Inc. (a)	1,000,000	4,400,000
Discovery Partners International, Inc. (a)(b)	1,058,000	3,406,760
Cambrex Corp.	150,000	2,844,000
Senesco Technologies, Inc. (a)(b)	1,300,000	2,249,000
AP Pharma, Inc. (a)	1,175,051	2,044,589
Stratagene Corp. (a)	183,216	1,650,776
Angiotech Pharmaceuticals, Inc. (a)	100,000	1,402,000
Mannkind Corp. (a)	65,000	889,850
Aphton Corp. (a)(b)	1,357,596	868,861

		96,197,936
Building Products (0.6%)
Maezawa Kasei Industries Co., Ltd. (JPY)(c)	200,000	3,416,740
Jacuzzi Brands, Inc. (a)	400,000	3,224,000
Patrick Industries, Inc. (a)(b)	293,525	3,140,718

		9,781,458
Capital Markets (1.7%)
Stifel Financial Corp. (a)	400,000	14,360,000
LaBranche & Co., Inc. (a)	500,000	4,345,000
FirstCity Financial Corp. (a)	336,100	4,100,420
American Physicians Service Group, Inc. (b)	185,649	2,270,487
Oppenheimer Holdings, Inc. (Class A)(CAD)(c)	90,000	1,788,849

		26,864,756

Chemicals (1.9%)
Sensient Technologies Corp.	1,000,000	18,950,000
LESCO, Inc. (a)	403,599	6,397,044
Calgon Carbon Corp.	400,000	3,160,000
A. Schulman, Inc.	150,000	2,692,500

		31,199,544
Commercial Banks (3.0%)
Associated Banc-Corp.	450,000	13,716,000
Sterling Financial Corp.	600,000	13,530,000
Independent Bank Corp.	186,500	5,665,870
AmeriServ Financial, Inc. (a)	500,000	2,175,000
Simmons First National Corp. (Class A)	75,100	2,141,852
AmeriServ Financial, Inc. (a)(d)(e)(f)	500,000	1,848,750
Merchants & Manufacturers Bancorp., Inc. (d)	46,095	1,763,134
PAB Bankshares, Inc.	100,000	1,561,000
Capital Bank Corp.	100,000	1,507,000
Summit Bank Corp. (d)	100,000	1,482,000
Guaranty Financial Corp. (d)(e)	10,388	1,454,320
SNB Bancshares, Inc. (a)	100,000	1,125,000

		47,969,926
Commercial Services & Supplies (7.7%)
Barrett Business Services, Inc. (a)(b)	667,422	15,250,592
Intersections, Inc. (a)(b)	1,000,000	11,949,999
The Geo Group, Inc. (a)(b)	386,900	10,252,850
FTI Consulting, Inc. (a)	400,000	10,104,000
Exponent, Inc. (a)	300,000	9,417,000
Fuel-Tech N.V. (a)(b)	1,000,000	9,250,000
SITEL Corp. (a)	3,261,900	9,133,320
TeleTech Holdings, Inc. (a)	800,000	8,016,000
On Assignment, Inc. (a)	909,000	7,771,950
Central Parking Corp.	500,000	7,475,000
Outlook Group Corp. (b)	323,138	5,137,894
PRG-Schultz International, Inc. (a)	1,650,352	4,967,560
RCM Technologies, Inc. (a)(b)	780,100	4,688,401
Bowne & Co., Inc.	300,000	4,287,000
Volt Information Sciences, Inc. (a)	147,200	2,991,104
CompuDyne Corp. (a)(b)	500,000	2,900,000
The Standard Register Co.	100,000	1,495,000

		125,087,670
Communications Equipment (4.9%)
InterDigital Communications Corp. (a)(b)	3,000,000	58,920,000
Lantronix, Inc. (a)(b)	5,000,000	6,900,000
Aastra Technologies, Ltd. (CAD)(a)(c)	300,000	6,814,662
EMS Technologies, Inc. (a)	350,000	5,729,500
Asia Pacific Wire & Cable Corp., Ltd. (ADR)(a)(b)(d)	1,137,300	2,160,870

		80,525,032

Computers & Peripherals (1.1%)
McDATA Corp. (Class A)(a)(b)	3,044,481	15,953,080
InFocus Corp. (a)	500,000	1,725,000

		17,678,080
Construction & Engineering (1.8%)
URS Corp. (a)	500,000	20,195,000
Comfort Systems USA, Inc. (a)	750,000	6,607,500
Insituform Technologies, Inc. (Class A)(a)	100,000	1,729,000

		28,531,500
Diversified Consumer Services (1.3%)
Regis Corp.	400,000	15,128,000
The Princeton Review, Inc. (a)	1,000,000	6,010,000

		21,138,000
Diversified Financial Services (0.1%)
eSPEED, Inc. (Class A) (a)	300,000	2,274,000
Electrical Equipment (0.9%)
Xantrex Technology, Inc. (CAD)(a)(c)	798,200	5,803,468
Powell Industries, Inc. (a)	200,000	4,378,000
LSI Industries, Inc.	200,000	3,800,000

		13,981,468
Electronic Equipment & Instruments (0.6%)
OSI Systems, Inc. (a)	200,000	3,160,000
O.I. Corp. (a)(b)(d)	245,900	2,618,835
Zomax, Inc. (a)	770,000	2,471,700
MOCON, Inc.	160,245	1,551,172

		9,801,707
Energy Equipment & Services (6.1%)
Input/Output, Inc. (a)	2,742,400	21,884,352
Newpark Resources, Inc. (a)	2,500,000	21,050,000
NATCO Group, Inc. (Class A)(a)	700,000	17,724,000
FuelCell Energy, Inc. (a)	1,000,000	10,970,000
Offshore Logistics, Inc. (a)	200,000	7,400,000
Gulf Island Fabrication, Inc.	201,982	5,806,983
GulfMark Offshore, Inc. (a)	140,000	4,517,800
Matrix Service Co. (a)	500,000	4,025,000
W-H Energy Services, Inc. (a)	100,000	3,242,000
Global Industries, Ltd. (a)	149,000	2,196,260

		98,816,395
Food Products (2.1%)
Riken Vitamin Co., Ltd. (JPY)(c)	427,200	10,670,590
John B. Sanfilippo & Son, Inc. (a)(b)	444,000	7,770,000
Hanover Foods Corp. (Class A)(d)(e)	49,250	5,811,500
Poore Brothers, Inc. (a)(b)	1,000,000	5,450,000
Monterey Gourmet Foods, Inc. (a)	547,257	2,194,501
Tasty Baking Co.	250,000	2,170,000

		34,066,591
Gas Utilities (0.0%)
Semco Energy, Inc. (a)	110,400	727,536
Health Care Equipment & Supplies (3.9%)
Analogic Corp.	334,600	16,867,186
Fukuda Denshi Co., Ltd. (JPY)(c)	300,000	10,572,687

STAAR Surgical Co. (a)(b)	1,809,000	9,967,590
Nissui Pharmaceutical Co., Ltd. (JPY)(c)(d)	938,000	6,404,846
Osteotech, Inc. (a)(b)	1,000,000	5,730,000
Lifecore Biomedical, Inc. (a)(b)	400,000	4,836,000
Compex Technologies, Inc. (a)(b)	1,000,000	4,320,000
Medwave, Inc. (a)(b)	1,050,000	3,381,000
Sonic Innovations, Inc. (a)	400,000	1,769,600

		63,848,909
Health Care Providers & Services (5.0%)
Specialty Laboratories, Inc. (a)	1,000,000	13,230,000
PDI, Inc. (a)	639,091	9,784,483
Hooper Holmes, Inc.	2,360,000	9,274,800
Henry Schein, Inc. (a)	200,000	8,524,000
Cross Country Healthcare, Inc. (a)	398,794	7,401,617
BioScrip, Inc. (a)(b)	1,000,000	6,500,000
PAREXEL International Corp. (a)	300,000	6,027,000
National Home Health Care Corp. (b)	441,000	4,992,120
Air Methods Corp. (a)	400,000	4,528,000
SRI/Surgical Express, Inc. (a)(b)(d)	600,000	3,792,000
MEDTOX Scientific, Inc. (a)(b)	508,750	3,688,438
Omnicell, Inc. (a)	315,000	3,064,950
Almost Family, Inc. (a)(b)(d)	75,682	1,226,048

		82,033,456
Hotels, Restaurants & Leisure (2.4%)
Multimedia Games, Inc. (a)(b)	1,345,000	13,059,950
Sunterra Corp. (a)	750,000	9,847,500
Buca, Inc. (a)	1,000,000	6,070,000
Smith & Wollensky Restaurant Group, Inc. (a)(b)	574,400	3,676,160
Champps Entertainment, Inc. (a)	503,800	3,486,296
Marcus Corp.	99,100	1,985,964
Sholodge, Inc. (a)(b)(d)(e)	447,700	1,678,875

		39,804,745
Household Durables (0.7%)
Global-Tech Appliances, Inc. (a)(b)	1,181,200	5,917,812
Levitt Corp. (Class A)	200,000	4,588,000
Warderly International Holdings, Ltd. (HK)(c)	11,230,000	1,027,871

		11,533,683
Household Products (0.5%)
Oil-Dri Corp. of America (b)	450,000	7,830,000
Independent Power Producers & Energy Traders (1.7%)
Dynergy, Inc. (Class A)(a)	6,000,000	28,260,000
Insurance (5.5%)
Presidential Life Corp.	1,000,000	18,000,000
Kingsway Financial Services, Inc. (CAD)(c)	1,000,000	17,940,114
AmerUs Group Co.	250,000	14,342,500
Assured Guaranty, Ltd.	500,000	11,965,000
Scottish Re Group, Ltd.	300,000	7,152,000
Meadowbrook Insurance Group, Inc. (a)	1,000,000	5,600,000
SCPIE Holdings, Inc. (a)	358,000	5,119,400
Vesta Insurance Group, Inc. (a)(b)	2,000,000	4,060,000
Phoenix Cos., Inc.	300,000	3,660,000
Financial Industries Corp. (a)(e)	154,031	1,178,337

		89,017,351

Internet & Catalog Retail (0.0%)
PetMed Express, Inc. (a)	70,686	732,307
Internet Software & Services (0.9%)
RealNetworks, Inc. (a)	2,000,000	11,420,000
Digitas, Inc. (a)	210,000	2,385,600

		13,805,600
IT Services (2.3%)
Tier Technologies, Inc. (Class B)(a)	1,000,000	8,650,000
Forrester Research, Inc. (a)	400,000	8,328,000
Clark, Inc.	328,100	5,521,923
First Consulting Group, Inc. (a)	949,700	5,508,260
Analysts International Corp. (a)(b)	1,600,000	4,240,000
Anacomp, Inc. (Class A) (a)(b)(d)(e)	350,000	3,762,500
Lionbridge Technologies, Inc. (a)	130,049	877,831

		36,888,514
Leisure Equipment & Products (1.7%)
JAKKS Pacific, Inc. (a)	700,000	11,361,000
K2, Inc. (a)	700,000	7,980,000
Leapfrog Enterprises, Inc. (a)	300,000	4,431,000
Excelligence Learning Corp. (a)	364,100	2,413,983
Zindart, Ltd. (ADR) (a)(b)	563,000	1,745,300

		27,931,283
Machinery (3.0%)
Stewart & Stevenson Services, Inc.	700,000	16,695,000
Badger Meter, Inc. (b)	400,000	15,736,000
Federal Signal Corp.	500,000	8,545,000
Met-Pro Corp.	300,000	4,653,000
MFRI, Inc. (a)(b)	463,200	3,066,384
Robbins & Myers, Inc.	23,600	530,528

		49,225,912
Media (2.6%)
Alliance Atlantis Communications, Inc. (Class B)(CAD)(a)(c)	1,000,000	27,620,031
Horipro, Inc. (JPY)(c)	700,000	7,394,714
Emak Worldwide, Inc. (a)(b)	500,000	3,795,000
SPAR Group, Inc. (a)(b)	1,228,000	2,026,200
Opinion Research Corp. (a)	211,939	1,403,036

		42,238,981
Metals & Mining (2.4%)
High River Gold Mines, Ltd. (CAD)(a)(b)(c)	7,501,400	9,488,090
Western Silver Corp. (CAD)(a)(c)	1,000,400	8,418,441
LionOre Mining International, Ltd. (CAD)(a)(c)	1,500,000	7,292,204
Northwest Pipe Co. (a)	250,000	6,472,500
Aleris International, Inc. (a)	150,000	4,117,500
Grande Cache Coal Corp. (CAD)(a)(c)	500,000	3,183,617

		38,972,352
Multiline Retail (0.6%)
Duckwall-ALCO Stores, Inc. (a)(b)	400,000	9,264,000

Oil, Gas & Consumable Fuels (7.2%)
Sherritt International Corp. (CAD)(c)	3,000,000	28,265,359
Clayton Williams Energy, Inc. (a)(b)	600,000	25,920,000
Harvest Natural Resources, Inc. (a)	1,500,000	16,095,000
Swift Energy Co. (a)	287,500	13,153,125
Plains Exploration & Production Co. (a)	300,000	12,846,000
Whiting Petroleum Corp. (a)	200,000	8,768,000
Far East Energy Corp. (a)(d)(e)(f)	5,000,000	6,562,500
Abraxas Petroleum Corp. (a)	400,000	3,172,000
Clear Energy, Inc. (CAD)(a)(c)	500,000	2,404,922

		117,186,906
Personal Products (0.8%)
Nature’s Sunshine Products, Inc.	448,000	10,411,520
Natrol, Inc. (a)(b)	1,076,500	2,529,775

		12,941,295
Pharmaceuticals (1.1%)
Andrx Corp. (a)	400,000	6,172,000
Teikoku Hormone Manufacturing Co., Ltd. (JPY)(c)	500,000	5,220,264
Fuji Pharmaceutical Co., Ltd. (JPY)(c)	499,000	4,774,573
Access Pharmaceuticals, Inc. (a)(b)	1,253,400	1,102,992

		17,269,829
Real Estate (0.8%)
Capital Lease Funding, Inc.	400,000	4,140,000
Government Properties Trust, Inc.	416,200	4,078,760
Medical Properties Trust, Inc. (144A)(d)(e)(f)	482,800	4,021,724
Medical Properties Trust, Inc.	117,200	1,148,560

		13,389,044
Road & Rail (1.9%)
Marten Transport, Ltd. (a)	500,000	12,650,000
Dollar Thrifty Automotive Group, Inc. (a)	200,000	6,734,000
AMERCO (a)	100,000	5,819,000
SCS Transportation, Inc. (a)	250,000	3,927,500
U.S. Xpress Enterprises, Inc. (a)	100,000	1,166,000
Smithway Motor Xpress Corp. (Class A)(a)	129,676	927,183

		31,223,683
Software (3.2%)
Quovadx, Inc. (a)(b)	3,677,400	11,142,522
Borland Software Corp. (a)	1,500,000	8,730,000
Actuate Corp. (a)(b)	3,395,900	8,591,627
EPIQ Systems, Inc. (a)	303,500	6,622,370
WatchGuard Technologies, Inc. (a)(b)	1,396,100	5,989,269
PLATO Learning, Inc. (a)	750,000	5,707,500
OPNET Technologies, Inc. (a)	350,000	2,947,000
MetaSolv, Inc. (a)	500,000	1,635,000
ePlus, Inc. (a)	78,100	1,019,205

		52,384,493
Specialty Retail (0.8%)
Shoe Carnival, Inc. (a)	500,000	7,955,000
Mothers Work, Inc. (a)(b)	400,000	4,000,000
Bombay Co., Inc. (a)	300,000	1,323,000

		13,278,000

Textiles, Apparel & Luxury Goods (1.1%)
Hampshire Group, Ltd. (a)(b)(d)	500,000	11,800,000
Ashworth, Inc. (a)(b)	608,431	4,155,584
Phoenix Footwear Group, Inc. (a)(b)	421,100	2,669,774

		18,625,358
Thrifts & Mortgage Finance (0.1%)
Franklin Bank Corp. (a)	100,000	1,615,000
Water Utilities (0.2%)
Pure Cycle Corp. (a)	500,000	3,400,000

TOTAL COMMON STOCKS (Cost $1,056,604,504)		$1,520,926,811

CONVERTIBLE PREFERRED STOCKS (0.3%)	Shares	Value
Household Durables (0.3%)
Ronco Corp. 5.00% (a)(d)(e)(f)	1,500,000	$5,655,000

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,655,000)		$5,655,000

WARRANTS (0.2%)	Shares	Value
Auto Components (0.0%)
Hy-Drive Technologies, Ltd. (CAD)(a)(c)(d)(e)(f)	1,395,234	$—
Biotechnology (0.2%)
Senesco Technologies, Inc. (b)(d)(e)	50,000	—
Sirna Therapuetics, Inc. (d)(e)(f)	1,440,000	3,035,520
Commercial Services & Supplies (0.0%)
Waste Services, Inc. (a)(d)(e)	75,000	—
Software (0.0%)
VocalTec Communications, Ltd. (a)(d)(e)	222,500	—

TOTAL WARRANTS (Cost $0)		$3,035,520

CONVERTIBLE BONDS (0.2%)	Par Amount	Value
Biotechnology (0.1%)
Aphton Corp. (b)(d)(e) 6.00%, 04/01/08	$5,000,000	$1,280,000
Electronic Equipment & Instruments (0.1%)
Parlex Corp. (d)(e) 7.00%, 07/28/07	1,500,000	1,620,000

TOTAL CONVERTIBLE BONDS (Cost $6,020,090)		$2,900,000

SHORT-TERM INVESTMENTS (6.7%)	Par Amount	Value
U.S. GOVERNMENT AND AGENCY SECURITIES (4.6%)
U.S. Treasury Bills, 10/20/05	$75,000,000	$74,877,502
TIME DEPOSITS (2.1%) (+)
Brown Brothers Harriman, 3.31%	33,353,665	33,353,665

TOTAL SHORT-TERM INVESTMENTS (Cost $108,237,290)		$108,231,167

TOTAL INVESTMENTS (Cost $1,176,516,884) (100.8%)		$1,640,748,498
Other assets and liabilities, net (-0.8%)		(12,317,744)

TOTAL NET ASSETS (100.0%)		$1,628,430,754

(a)	Non-income producing security.

(b)	Affiliated company. See Note 5 in Notes to Schedules of Investments.

(c)	Foreign-denominated security.

(d)	Illiquid security, pursuant to the guidelines established by the Board of Directors. See Note 2(g) in Notes to Schedules of Investments.

(e)	Valued at fair value using methods determined by the Board of Directors. See Note 2(a) in Notes to Schedules of Investments.

(f)	Restricted security. See Note 2(h) in Notes to Schedules of Investments.

(+)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2005.

ADR –  American Depositary Receipt.

CAD –  Canadian issuer.

HK –  Hong Kong issuer.

JPY – Japanese issuer.

Effective as of March 31, 2005, industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International. Prior to that time, Heartland Advisors, Inc. utilized other sources to determine industry and sector classifications.

The accompanying Notes to Schedules of Investments are an integral part of this Schedule.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2005 (Unaudited)

(1)	Organization

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940. The capital shares of the Select Value Fund, Value Plus Fund and Value Fund (the “Funds”), each of which is a diversified fund, were issued by the Corporation at September 30, 2005.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with their vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, lacking any sales, at the latest bid price. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. Debt securities are stated at fair value as furnished by an independent pricing service based primarily upon information concerning market transactions and dealer quotations for similar securities, or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available are valued at their fair value using methods determined by the Board of Directors. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments. At September 30, 2005, 1.1% and 3.3% of the Value Plus and Value Funds’ net assets, respectively, were valued at their fair value using methods determined by the Board of Directors.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes, and no Federal income tax provision is recorded.

(c)	The Funds record security transactions no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. The Funds amortize premium and accrete discount on investments utilizing the effective interest method.

(d)	Each Fund may enter into futures contracts for hedging purposes, such as to protect against declines in the market value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There were no open future contracts at September 30, 2005.

(e)

A short sale is a transaction in which a Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market value of that security. To complete a short sale, a Fund must borrow the security to deliver to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it in the open market at a later date. A

Fund will incur a loss, which could be substantial and potentially unlimited, if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in value between those dates. A Fund must pay any dividends or interest payable to the lender of the security. All short sales must be collateralized in accordance with the applicable exchange or broker requirements. A Fund maintains the collateral in a segregated account with its custodian or broker, consisting of cash, obligations of the U.S. Government, it’s agencies or instrumentalities, or equity securities sufficient to collateralize its obligation on the short positions.

(f)	The Funds may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Funds may enter into options transactions for hedging purposes, and will not use these instruments for speculation. There were no option transactions for the nine-month period ending on September 30, 2005.

(g)	At September 30, 2005, 1.1% and 5.2% of the Value Plus and Value Fund’s net assets, respectively, were illiquid as defined pursuant to guidelines established by the Board of Directors of the Corporation.

(h)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered to be illiquid. At September 30, 2005, the Value Plus and Value Funds’ held restricted securities representing 0.4% and 2.3%, respectively, of net assets. The restricted securities held as of September 30, 2005 are identified below:

SECURITY	ACQUISITION DATE	ACQUISITION COST	SHARES	FAIR VALUE
Value Fund
AmeriServ Financial, Inc. (Common Stock)	9/27/05	$2,175,000	500,000	$1,848,750
Far East Energy Corp. (Common Stock)	9/22/05	4,500,000	5,000,000	6,562,500
Hy-Drive Technologies, Ltd. (Common Stock)	6/27/05	1,209,566	2,325,391	1,104,471
Hy-Drive Technologies, Ltd. (Warrants)	6/27/05	—	1,395,234	—
Medical Properties Trust, Inc. (144A)	3/31/04	4,828,000	482,800	4,021,474
Ronco Corp. (Convertible Preferred Stock)	6/24/05	5,655,000	1,500,000	5,655,000
Sirna Therapeutics, Inc. (Common Stock)	7/5/05	6,400,000	4,000,000	14,960,000
Sirna Therapeutics, Inc. (Warrants)	7/5/05	—	1,440,000	3,035,520

Value Plus Fund
Zix Corp. (Common Stock - when issued)	8/10/05	600,000	240,000	600,000
Zix Corp. (Common Stock)	8/10/05	900,000	360,000	612,000
Zix Corp. (Warrants - when issued)	8/10/05	—	79,200	—
Zix Corp. (Warrants)	8/10/05	—	118,800	—

(i)	The Funds invest in foreign equity securities, whose values are subject to changes in market conditions, as well as changes in political and regulatory environments. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Funds may utilize forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, the Funds are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.

(j)

Each Fund may purchase securities on a when-issued basis. Payment and interest terms of these securities are set out at the time a Fund enters into the commitment to purchase, but generally the securities are not issued, and delivery and payment for such obligations does not occur until a future date that may be a month or more after the purchase date. Obligations purchased on a when-issued basis involve a risk of loss if the value of the security purchased declines prior to the settlement date, and may increase fluctuation in a Fund’s net asset value. On the date a Fund enters into an agreement to purchase securities on a when-issued basis, it will record the transaction and reflect the value of the obligation in determining its net asset value. In addition, the respective Fund will segregate cash, obligations of the U.S.

Government, it’s agencies or instrumentalities, or equity securities having a value at least equal to the Fund’s obligation under the position.

(3)	Investment Transactions and Income Tax Basis Information

During the nine-month period ended September 30, 2005, the cost of purchases and proceeds from sales of securities, other than short-term obligations, are noted below. During the same period there were no purchases or sales of long-term U.S. Government securities.

Fund	Cost of Purchases	Proceeds from Sales
Select Value Fund	$54,138,855	$36,100,062
Value Plus Fund	74,871,473	190,097,101
Value Fund	399,131,255	737,094,092

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Select Value Fund	$109,251,304	$30,811,878	$(1,645,776)	$29,166,102
Value Plus Fund	253,134,289	56,528,888	(14,277,441)	42,251,447
Value Fund	1,189,597,302	515,520,263	(64,369,067)	451,151,196

(4)	Litigation

On July 18, 2002, pursuant to a stipulation and following a fairness hearing, the U.S. District Court for the Eastern District of Wisconsin approved a settlement of a consolidated class action brought by shareholders of the Heartland High-Yield Municipal Bond Fund and the Short Duration High-Yield Municipal Fund (together, the “High-Yield Funds”), in which the Corporation, the Advisor, the High-Yield Funds and certain other parties were named as defendants. The litigation arose out of a repricing of the securities in the High-Yield Funds in October 2000. Under the terms of the settlement, the Corporation, the Advisor, the High-Yield Funds and certain related parties were dismissed and released from all claims in the class action upon establishment of a settlement fund for the benefit of the class plaintiffs. Neither the Corporation nor any of its separate funds, directors, or officers were required to contribute to the settlement fund (although an affiliate of the Advisor did make a substantial contribution to facilitate settlement). Subsequently, all other suits filed by persons who opted out of the class action settlement were also settled without any contribution from the Corporation, its Funds, directors or officers. The High-Yield Funds, which had been in receivership since March 2001, were liquidated in December 2004.

On December 11, 2003, the SEC filed a civil complaint in United States District Court for the Eastern District of Wisconsin (Civil Action No. 03C1427) relating to the High-Yield Funds against the Advisor; William J. Nasgovitz, President of the Advisor, President and a director of the Corporation and member of the Heartland Value Plus and Value Fund portfolio management team; Paul T. Beste, Chief Operating Officer of the Advisor and Vice President of the Corporation; Kevin D. Clark, an officer of the Advisor; Hugh Denison, a former director of the Corporation who presently serves as Senior Vice President of the Advisor and as a member of the portfolio management team for the Heartland Select Value Fund; certain former officers of the Advisor; and others.

The SEC alleges various violations of the federal securities laws with respect to: the pricing of securities owned by the High-Yield Funds and the related calculation of the High-Yield Funds’ net asset value per share from March 2000 to March 2001; disclosures in the prospectus; other SEC filings and promotional materials for the High-Yield Funds relating to risk management, credit quality, liquidity and pricing; breach of fiduciary duty; the sale in September and October 2000 by certain individual defendants of shares of the High-Yield Funds while in possession of material, non-public information about those funds; and the disclosure of material, non-public information to persons who effected such sales. The SEC seeks civil penalties and disgorgement of all gains received by the defendants as a result of the conduct alleged in the complaint, a permanent injunction against the defendants from further violations of the applicable federal securities laws, and such other relief as the court deems appropriate.

In February 2004, the Advisor and Messrs. Nasgovitz, Beste, Denison, and Clark filed their answers to the SEC’s complaint, denying the allegations and claims made therein and raising affirmative defenses.

The complaint does not involve the Corporation, the Heartland Select Value, Value Plus or Value Funds, any portfolio manager of the Funds (other than Mr. Nasgovitz and Mr. Denison) or any of the current independent directors of the Corporation. However, an adverse outcome for the Advisor and/or its officers named in the complaint could result in an injunction that would bar the Advisor from serving as investment advisor to the Funds or bar such officers from continuing to serve in their official capacities for the Advisor. The Advisor has advised the Fund that, if these results occur, the Advisor will seek exemptive relief from the SEC to permit it to continue serving as investment advisor to the Funds. There is no assurance that the SEC will grant such exemptive relief.

(5)	Transactions with Affiliates

The following companies are “affiliated” (as defined in Section (2)(a)(3) of the Investment Company Act of 1940) with the Value Fund; that is, the Fund held 5% or more of the outstanding voting securities during the nine-month period ended September 30, 2005:

Value Fund

Security Name	Share Balance at January 1, 2005		Purchases	Sales	Share Balance at September 30, 2005	Dividends	Realized Gains (Losses)
Access Pharmaceuticals, Inc.	1,253,400		0	0	1,253,400	$0	$0
Actuate Corp.	350,000		3,045,900	0	3,395,900	0	0
AirNet Systems, Inc.	1,000,000		0	0	1,000,000	0	0
Allied Defense Group, Inc.	300,000		0	151,000	149,000	0	994,373
Almost Family, Inc.	250,000		0	174,318	75,682	0	1,622,002
American Physicians Service Group, Inc.	185,649		0	0	185,649	46,412	0
Anacomp, Inc. (Class A)	350,000		0	0	350,000	0	0
Analysts International Corp.	1,400,000		200,000	0	1,600,000	0	0
Aphton Corp.	1,962,872		191,318	796,594	1,357,596	0	(6,417,737)
Ashworth, Inc.	700,000		0	91,569	608,431	0	352,890
Asia Pacific Wire & Cable Corp., Ltd.	1,137,300		0	0	1,137,300	0	0
Badger Meter, Inc.	400,000		0	0	400,000	200,000	0
Barrett Business Services, Inc.	734,978	(2)	0	67,556	667,422	0	1,077,679
BioScrip, Inc.(1)	840,000		160,000	0	1,000,000	0	0
Clayton Williams Energy, Inc.	500,000		100,000	0	600,000	0	0
Compex Technologies, Inc.	600,000		400,000	0	1,000,000	0	0
CompuDyne Corp.	0		500,000	0	500,000	0	0
Discovery Laboratories, Inc.	2,895,556		104,444	0	3,000,000	0	0
Discovery Partners International, Inc.	1,000,000		700,000	642,000	1,058,000	0	(1,810,003)
Duckwall-ALCO Stores, Inc.	400,000		0	0	400,000	0	0
Emak Worldwide, Inc.	17,956		482,044	0	500,000	0	0
Fuel-Tech N.V.	1,000,000		0	0	1,000,000	0	0
Genitope Corp.	1,350,000		275,000	450,000	1,175,000	0	(2,659,217)
The Geo Group, Inc.	505,400		0	118,500	386,900	0	2,451,810
Global-Tech Appliances, Inc.	1,186,800		0	5,600	1,181,200	0	6,509
Hampshire Group, Ltd.	551,474	(4)	0	51,474	500,000	0	982,940
High River Gold Mines, Ltd.	7,501,400		0	0	7,501,400	0	0
Industrial & Financial Systems (Class B)	6,000,000		0	6,000,000	0	0	2,335,693
InterDigital Communications Corp.	3,000,000		0	0	3,000,000	0	0
Intersections, Inc.	228,400		771,600	0	1,000,000	0	0
Isolagen, Inc.	1,250,000		1,750,000	0	3,000,000	0	0
John B. Sanfilippo & Son, Inc.	300,000		144,000	0	444,000	0	0
Kendle International, Inc.	1,000,000		0	550,000	450,000	0	9,153,923
Lantronix, Inc.	5,000,000		0	0	5,000,000	0	0
Lifecore Biomedical, Inc.	1,000,000		100,000	700,000	400,000	0	8,153,868
McDATA Corp. (Class A)	2,495,000	(3)	1,000,000	450,519	3,044,481	0	(2,114,946)
MEDTOX Scientific, Inc.	558,750		0	50,000	508,750	0	62,664
Medwave, Inc.	900,000		150,000	0	1,050,000	0	0
MFRI, Inc.	463,200		0	0	463,200	0	0
Midwest Air Group, Inc.	1,557,500		0	142,000	1,415,500	0	(685,307)
Mothers Work, Inc.	200,000		200,000	0	400,000	0	0
Multimedia Games, Inc.	1,250,000		750,000	655,000	1,345,000	0	(6,374,112)
National Home Health Care Corp.	441,000		0	0	441,000	99,225	0
Natrol, Inc.	500,000		576,500	0	1,076,500	0	0
O.I. Corp.	245,900		0	0	245,900	0	0
Oil-Dri Corp. of America	450,000		0	0	450,000	148,500	0
OrthoLogic Corp.	2,500,000		600,000	0	3,100,000	0	0
Osteotech, Inc.	1,000,000		0	0	1,000,000	0	0
Outlook Group Corp.	350,000		0	26,862	323,138	63,000	190,910
Patrick Industries, Inc.	293,525		0	0	293,525	0	0
Phoenix Footwear Group, Inc.	0		421,100	0	421,100	0	0
Poore Brothers, Inc.	951,800		457,600	409,400	1,000,000	0	1,138,226
Quovadx, Inc.	3,677,400		0	0	3,677,400	0	0
RCM Technologies, Inc.	780,100		0	0	780,100	0	0
Senesco Technologies, Inc.	1,225,000		75,000	0	1,300,000	0	0
Sholodge, Inc.	450,000		0	2,300	447,700	0	(12,524)
Smith & Wollensky Restaurant Group, Inc.	700,000		0	125,600	574,400	0	(130,364)
SPAR Group, Inc.	1,300,000		0	72,000	1,228,000	0	135,115
SRI/Surgical Express, Inc.	600,000		0	0	600,000	0	0
STAAR Surgical Co.	950,000		859,000	0	1,809,000	0	0
Superior Consultant Holdings Corp.	1,000,000		0	1,000,000	0	0	5,127,388
Vesta Insurance Group, Inc.	2,000,000		0	0	2,000,000	0	0
WatchGuard Technologies, Inc.	2,000,000		0	603,900	1,396,100	0	(2,109,070)
Zindart, Ltd. (ADR)	563,000		0	0	563,000	0	0

						$557,137	$11,472,710

(1)	Formerly known as Chronimed, Inc., merged on 3/14/05 with an adjusted share balance.

(2)	2:1 Stock Split on 5/20/05.

(3)	Formerly known as Computer Network Technologies Corp., merged on 6/1/05 with an adjusted share balance.

(4)	2:1 Stock Split on 6/29/05.

Item 2.	Controls and Procedures.

(a) The registrant’s management, with the participation of its principal executive officer and principal financial officer has evaluated effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as conducted within 90 days of the filing date of this report. Based on such evaluation, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Heartland Group, Inc.

By (Signature and Title)*	/s/ ERIC J. MILLER
Eric J. Miller,
Chief Executive Officer

Date November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ ERIC J. MILLER
Eric J. Miller,
Chief Executive Officer

Date November 16, 2005

By (Signature and Title)*	/s/ NICOLE J. BEST
Nicole J. Best,
Treasurer and Principal Accounting Officer

Date November 16, 2005

*	Print the name and title of each signing officer under his or her signature.